Consolidated Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–91.89%(b)(c)
Aerospace & Defense–1.26%
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.29%	08/15/2031	$708	$700,293
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	10/21/2031	272	270,830
Term Loan B (1 mo. Term SOFR + 4.75%)(d)(e)	9.08%	10/21/2031	726	722,659
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(d)(f)	0.00%	12/31/2026	1,643	1,642,458
				3,336,240
Automotive–0.19%
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.00%)	9.54%	03/30/2027	450	436,283
First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 10/17/2024; Cost $61,184)(g)	9.54%	03/30/2027	62	60,229
				496,512
Beverage & Tobacco–0.26%
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (Acquired 04/17/2024-04/25/2024; Cost $345,605)(d)(g)	10.51%	04/05/2028	366	149,866
Term Loan (3 mo. Term SOFR + 9.26%) (Acquired 01/06/2025-03/03/2025; Cost $131,659)(d)(g)	13.58%	01/03/2026	141	130,479
Term Loan (3 mo. Term SOFR + 3.75%) (Acquired 04/15/2024; Cost $905,086)(d)(g)	8.02%	04/05/2028	958	392,677
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 04/15/2024-04/15/2025; Cost $766,132)(g)	9.52%	04/05/2028	972	22,490
				695,512
Building & Development–3.10%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (d)(h)	–	05/28/2030	1,458	1,446,900
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%)(d)	9.54%	08/03/2029	2,135	950,288
Term Loan A (3 mo. Term SOFR + 5.76%)(d)	10.04%	08/03/2029	637	579,454
Term Loan B (3 mo. Term SOFR + 5.76%)(d)	10.04%	08/03/2029	635	577,734
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	7.88%	04/01/2028	1,046	710,113
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	02/16/2029	1,543	1,467,402
OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.73%)(d)(e)	10.08%	12/06/2031	590	578,615
Term Loan B (3 mo. USD LIBOR + 5.75%)(d)(e)	10.03%	12/06/2031	1,910	1,873,385
				8,183,891
Business Equipment & Services–13.68%
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	05/10/2027	266	265,502
Constant Contact, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/10/2028	917	863,928
CV Intermediate Holdco Corp. (Class Valuation), Revolver Loan(d)(e)(f)	0.00%	03/31/2026	1,262	1,261,707
Deerfield Dakota Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027	1,695	1,651,745
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.33%	04/26/2029	276	276,295
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.08%	05/12/2028	1,150	1,146,918
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.10%)(d)(e)	10.14%	10/14/2027	1,493	1,493,557
Revolver Loan(d)(e)(f)	0.00%	10/14/2027	1,018	1,018,624
Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.30%	10/14/2027	6,899	6,898,628
Monitronics International, Inc., DIP Term Loan A (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023; Cost $5,981,876)(g)	12.09%	06/30/2028	5,982	5,956,962
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan(d)(e)(f)	0.00%	04/01/2026		$322	$303,808
Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.96%	04/01/2026		598	564,215
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		8,649	8,164,770
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		2,709	2,557,047
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		1,643	1,551,081
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.56%	03/04/2028		1,659	1,427,296
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	10.28%	03/20/2027		918	676,863
					36,078,946
Cable & Satellite Television–12.91%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	3,067	2,912,246
Term Loan B (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	2,270	2,155,831
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. Term SOFR + 5.50%)(d)(e)	10.24%	08/31/2028		18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.50%)(d)(e)	8.08%	08/31/2028	EUR	1,886	2,141,205
Numericable-SFR S.A. (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.78%	08/15/2028	EUR	7,369	7,733,101
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.25%)	7.37%	03/31/2031		750	739,815
					34,057,344
Chemicals & Plastics–6.43%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		1,080	994,931
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.64% Cash Rate(i)	6.90%	12/31/2027		26	2,965
Ineos US Finance LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/18/2030		1,200	1,164,756
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 2.78%)	5.38%	04/07/2031	EUR	2,120	2,304,010
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	7.35%	04/07/2031		1,520	1,451,364
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.26%	09/15/2028		500	500,375
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	7.09%	05/03/2028		990	430,259
Term Loan A (3 mo. Term SOFR + 9.50%)	12.74%	05/03/2028		308	311,402
Term Loan B (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		2,269	2,298,371
Term Loan C (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		268	271,460
V Global Holdings LLC
Revolver Loan(d)(e)(f)	0.00%	12/22/2027		160	152,613
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.17%	12/22/2027		685	652,847
Term Loan (6 mo. Term SOFR + 6.01%)(d)(e)	10.20%	12/22/2027		6,740	6,423,139
					16,958,492
Containers & Glass Products–9.99%
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.16%)(d)(e)	10.47%	11/23/2027		1,366	1,273,346
Term Loan A (1 mo. USD LIBOR + 6.00%)(d)(e)	11.23%	11/16/2027		20,764	19,352,221
Klockner (KPERST/Kleopatra), Term Loan B (6 mo. EURIBOR + 4.73%)	7.11%	02/12/2026	EUR	3,000	3,140,536
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 03/29/2024-01/23/2025; Cost $1,882,991)(g)	10.93%	11/22/2027		1,908	1,850,598
Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2 (1 mo. Term SOFR + 1.61%)	2.25%	10/04/2028		849	724,723
					26,341,424
Ecological Services & Equipment–1.47%
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	12/29/2028	EUR	3,505	3,880,456
Electronics & Electrical–7.43%
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (3 mo. Term SOFR + 4.75%)	9.18%	04/30/2028		1,409	1,240,422
Second Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.18%	04/30/2028		1,225	457,096
Infinite Electronics
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.29%	03/02/2028		866	791,999
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.54%	03/02/2029		473	408,376
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(d)	11.46%	08/17/2028		$842	$808,677
Term Loan (3 mo. SONIA+6.75%)(d)	11.49%	08/17/2028	GBP	632	821,320
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%) (Acquired 09/30/2024; Cost $38,497)(d)(g)	14.44%	06/30/2025		38	52,318
Incremental Term Loan (1 mo. Term SOFR + 9.86%)(d)	14.26%	06/30/2025		116	160,801
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(d)	14.40%	06/30/2025		57	78,370
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $151,905)(d)(g)	14.42%	06/30/2025		154	213,259
Term Loan (3 mo. Term SOFR + 10.00%)(d)	14.25%	06/30/2025		120	162,534
Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2021; Cost $1,689,845)(d)(g)	9.34%	08/18/2028		1,698	50,955
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	03/01/2029		1,000	965,250
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.78%	07/01/2031		136	131,810
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	10.69%	04/30/2026		3,196	2,972,427
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 01/14/2022-03/10/2025; Cost $1,468,266)(d)(g)	6.51%	03/03/2028	EUR	1,298	1,215,787
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%) (Acquired 04/29/2024; Cost $1,335,073)(d)(g)	8.73%	02/01/2029		1,757	1,353,207
RANGE RED OPER, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.10%)(d)	12.42%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	8.28%	04/05/2030		1,164	1,076,707
Riverbed Technology LLC, PIK Term Loan, 2.00% PIK Rate, 6.83% Cash Rate(i)	2.00%	07/01/2028		1,623	803,468
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		1,064	1,046,724
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 6.25%)(d)	7.79%	05/31/2029	EUR	2,932	3,199,141
Term Loan B-2 (3 mo. Term SOFR + 6.25%)(d)	10.01%	05/31/2029		1,645	1,597,765
					19,608,413
Financial Intermediaries–0.79%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	10/06/2028		93	93,060
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		576	575,962
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	02/28/2031		867	870,746
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		558	552,552
					2,092,320
Food Products–10.28%
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(d)(e)	11.48%	10/05/2026		4,258	3,990,364
Revolver Loan (3 mo. Term SOFR + 7.15%)(d)(e)	11.41%	10/05/2026		1,502	1,407,333
Term Loan (3 mo. USD LIBOR + 6.40%)(d)(e)	11.43%	10/05/2026		4,142	3,881,308
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.56%	10/18/2028		1,098	783,563
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.56%	10/18/2029		1,028	539,548
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	10.68%	12/18/2025		15,917	15,121,153
Western Smokehouse Partners
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/31/2030		47	46,257
Revolver Loan(d)(e)(f)	0.00%	03/31/2030		56	54,947
Term Loan B (1 mo. Term SOFR + 5.75%)(d)(e)	10.07%	03/31/2030		1,321	1,294,622
					27,119,095
Forest Products–0.44%
NewLife Forest Restoration LLC, Term Loan (d)(h)	–	04/10/2029		1,166	1,165,963
Health Care–7.59%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)	9.11%	06/08/2028		955	730,738
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Capitol Imaging Services LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/03/2030		$94	$93,152
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.26%	01/03/2030		283	279,454
Revolver Loan(d)(e)(f)	0.00%	01/03/2030		94	93,152
Revolver Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.26%	01/03/2030		34	33,873
Term Loan B (3 mo. Term SOFR + 5.00%)(d)(e)	9.28%	12/31/2029		1,990	1,968,186
Cerba (Chrome Bidco) (United Kingdom)
Incremental Term Loan D (1 mo. EURIBOR + 5.45%)	7.46%	02/16/2029	EUR	3,000	2,687,474
Term Loan B (1 mo. EURIBOR + 3.70%)	5.71%	06/30/2028	EUR	4,000	3,543,013
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	9.08%	10/31/2028		1,576	1,580,346
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		97	96,807
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		496	485,422
Term Loan (1 mo. Term SOFR + 4.11%)	8.44%	12/17/2028		437	395,440
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		308	301,010
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/18/2027		27	27,960
Delayed Draw Term Loan (1 mo. Term SOFR + 7.10%)(d)(e)	11.33%	03/18/2027		722	756,990
Term Loan A (1 mo. Term SOFR + 7.10%)(d)(e)	11.43%	03/29/2027		6,361	6,360,735
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		587	580,066
					20,013,818
Home Furnishings–2.28%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $427,733)(d)(g)	12.14%	12/31/2026	EUR	387	439,742
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $564,285)(d)(g)	12.14%	12/31/2026	EUR	534	605,981
Term Loan(d)	12.00%	02/26/2027	EUR	340	386,139
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		1,000	988,750
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	10/02/2031		562	554,059
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.60%)(d)	11.88%	06/29/2028		120	120,268
Term Loan (3 mo. Term SOFR + 7.50%)	11.91%	06/29/2028		1,693	1,552,318
SIWF Holdings, Inc., Term Loan A-2 (1 mo. Term SOFR + 4.00%)	8.44%	12/19/2025		1,624	1,305,666
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.68%	10/30/2027		72	71,368
					6,024,291
Industrial Equipment–1.81%
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.75%)	8.05%	05/01/2031		317	315,669
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(f)	0.00%	06/04/2026		2,388	2,262,539
Revolver Loan(h)	–	06/04/2026		112	106,211
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		459	455,639
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		176	162,347
Term Loan (1 mo. Term SOFR + 6.00%)	10.18%	03/31/2028		1,302	1,229,385
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(d)	11.44%	11/19/2029		259	247,467
					4,779,257
Leisure Goods, Activities & Movies–2.75%
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	12/02/2031		2,616	2,623,139
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	02/05/2029		500	502,110
Parques Reunidos (Piolin Bidco S.A.U.) (Luxembourg), Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	1,529	1,614,585
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $605,446)(d)(g)	10.76%	12/31/2027	EUR	811	$1,288,355
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $530,851)(d)(g)	10.76%	12/31/2027	EUR	501	795,801
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2025; Cost $243,145)(d)(g)	10.26%	06/30/2027	EUR	231	420,370
					7,244,360
Lodging & Casinos–0.99%
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	7.83%	01/27/2029		$975	970,566
Voyager Parent, LLC, Term Loan B(h)	–	05/10/2032		1,672	1,644,784
					2,615,350
Nonferrous Metals & Minerals–0.18%
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	10.02%	05/30/2030		490	466,863
Oil & Gas–1.36%
McDermott International Ltd.
LOC(f)	0.00%	06/30/2027		2,601	2,119,652
LOC (3 mo. USD LIBOR + 4.00%)	8.56%	06/30/2027		1,306	829,099
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(i)	3.00%	12/31/2027		1,193	526,303
Term Loan (1 mo. Term SOFR + 3.00%)	7.44%	06/30/2027		180	99,087
					3,574,141
Publishing–0.79%
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.63%	04/09/2029		2,094	2,086,403
Radio & Television–0.15%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		480	395,659
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.50%)	6.94%	09/18/2026		1	277
					395,936
Rail Industries–0.96%
VRS Buyer, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	11/22/2030		713	713,492
Revolver Loan(d)(e)(f)	0.00%	11/22/2030		357	356,746
Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	9.08%	11/22/2030		1,468	1,467,756
					2,537,994
Retailers (except Food & Drug)–0.46%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2032		1,200	1,192,650
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.58%	06/11/2031		29	27,709
					1,220,359
Surface Transport–0.65%
Source Holding Delaware, LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	02/07/2031		389	383,899
Revolver Loan(d)(e)(f)	0.00%	02/07/2031		175	172,755
Revolver Loan (3 mo. Term SOFR + 4.50%)(d)(e)	8.81%	02/07/2031		19	19,195
Term Loan A (3 mo. Term SOFR + 4.50%)(d)(e)	8.83%	02/07/2031		902	890,646
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.43% Cash Rate(d)(i)	7.25%	10/03/2029		277	236,926
					1,703,421
Telecommunications–2.63%
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.83%	09/27/2029		1,359	1,247,777
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	03/30/2032		500	503,855
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
DIP Term Loan (1 mo. Term SOFR + 8.00%)(d)(j)	12.33%	07/03/2025	$1,486	$1,270,760
DIP Term Loan (1 mo. Term SOFR + 8.00%)(d)(j)	12.33%	07/31/2025	1,250	900,356
Revolver Loan(d)(j)(k)	0.00%	11/18/2025	636	203,576
Second Lien Term Loan B-1(d)(j)(k)	0.00%	10/18/2027	3,739	18,882
Term Loan(d)(j)(k)	0.00%	10/18/2027	424	135,548
Third Lien Term Loan(d)(j)(k)	0.00%	10/18/2027	1,874	9,466
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	5.47%	05/02/2026	17	6,785
Third Lien Term Loan(d)	0.00%	05/02/2027	100	0
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.94%	05/30/2030	966	906,522
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	03/09/2027	1,810	1,740,047
				6,943,574
Utilities–1.06%
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	04/03/2028	680	679,081
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.00%) (Acquired 02/29/2024-05/06/2025; Cost $476,100)(g)	8.59%	08/14/2026	488	468,686
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(d)	8.59%	08/14/2026	228	219,050
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	1,352	1,356,264
Term Loan C (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	77	76,705
				2,799,786
Total Variable Rate Senior Loan Interests (Cost $260,879,882)				242,420,161
			Shares
Common Stocks & Other Equity Interests–14.41%(l)
Aerospace & Defense–0.37%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(d)(e)(g)			220	0
IAP Worldwide Services, Inc.(d)(e)			1,382,229	746,403
IAP Worldwide Services, Inc., Class A(d)(e)			221,331	221,331
				967,734
Automotive–0.03%
Cabonline, Class D (Sweden)(d)			63,547,434	89,485
Cabonline, Class D1 (Sweden)(d)			2,236,496	234
Cabonline, Class D2 (Sweden)(d)			1,908,761	101
Muth Mirror Systems LLC(d)(e)			29,146	0
Muth Mirror Systems LLC, Wts.(d)(e)			195,471	0
				89,820
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(d)(g)			2,338	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $285,788)(d)(g)			28	0
				0
Business Equipment & Services–7.05%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $2,346,937)(d)(g)			116,589	4,043,307
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,158,157)(d)(g)			47,743	14,559,196
				18,602,503
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(d)			18,948	0
Containers & Glass Products–0.07%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $56,094)(d)(g)			13,797	185,570
Electronics & Electrical–0.00%
Mavenir Systems, Inc., Wts.(d)			230,354	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

			Shares		Value
Electronics & Electrical–(continued)
Riverbed Technology LLC, Class B (Acquired 07/03/2023; Cost $5,458)(d)(g)				41,988	$5,459
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(d)(g)				5,849	0
					5,459
Financial Intermediaries–2.06%
RJO Holdings Corp.(d)				5,394	4,029,670
RJO Holdings Corp., Class A(d)				1,142	720,413
RJO Holdings Corp., Class B(d)				3,333	694,733
					5,444,816
Forest Products–1.35%
Restoration Forest Products Group LLC (Acquired 02/22/2022-04/17/2025; Cost $6,861,929)(d)(g)				39,150	3,555,237
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)(e)				5,863,446	0
Home Furnishings–0.25%
Serta Simmons Bedding LLC				61,610	646,905
Industrial Equipment–0.03%
North American Lifting Holdings, Inc.				62,889	72,700
Leisure Goods, Activities & Movies–1.32%
Crown Finance US, Inc.				149,097	3,466,506
Crown Finance US, Inc.				772	17,949
USF S&H Holdco LLC(d)(e)				11,114	0
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)				2,084	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)				1,026,420	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(g)				638,918	1
Vue International Bidco PLC, Class A4 (United Kingdom)(d)				445,416	1
					3,484,458
Oil & Gas–1.27%
McDermott International Ltd.(m)				106,979	1,551,196
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(d)(g)				163,748	1,637
Talos Energy, Inc.(m)				149,121	1,198,933
Tribune Resources LLC				376,237	606,682
					3,358,448
Radio & Television–0.00%
iHeartMedia, Inc., Class B(d)(m)				42	37
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.				420	63
Surface Transport–0.61%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(d)(g)				8,956	729,197
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2025; Cost $101,650)(d)(g)				177,216	110,760
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(d)(g)				9,414	766,488
					1,606,445
Total Common Stocks & Other Equity Interests (Cost $56,935,389)					38,020,195
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–11.45%(n)
Automotive–0.35%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $166,211)(g)(o)	10.00%	03/19/2028	SEK	1,909	191,634
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109)(g)(o)	12.00%	03/19/2028	SEK	3,817	$383,267
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $784,118)(g)(k)(o)	0.00%	04/19/2029	SEK	7,380	346,429
					921,330
Electronics & Electrical–0.83%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(o)(p)	7.75%	02/15/2029	EUR	2,000	2,204,476
Financial Intermediaries–5.94%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/24/2021; Cost $10,598,274)(g)(o)(p)	9.68%	07/15/2030	EUR	8,976	5,337,956
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $3,891,960)(g)(o)(p)	8.43%	05/01/2026	EUR	3,278	2,629,700
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/10/2023; Cost $979,506)(g)(o)(p)	8.43%	05/01/2026	EUR	1,000	802,227
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 05/15/2023-10/17/2023; Cost $4,434,180)(g)(o)	6.75%	11/01/2025	EUR	4,345	3,479,681
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(o)(p)	8.00%	12/15/2029	EUR	3,000	3,411,034
					15,660,598
Food Service–0.62%
Selecta Group B.V. 10.00% PIK Rate, 9.25% Cash Rate (Switzerland)(d)(i)(o)	10.00%	07/01/2026	EUR	1,618	1,634,816
Home Furnishings–3.71%
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	5,493	7,418,151
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	1,750	2,363,329
					9,781,480
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $36,969,384)					30,202,700
			Shares
Preferred Stocks–2.54%(l)
Financial Intermediaries–0.10%
RJO Holdings Corp., Pfd.(d)				154	266,215
Health Care–0.03%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)(e)				2,844,928	78,235
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd.(d)				288,393	1,702
Retailers (except Food & Drug)–0.17%
Vivarte S.A.S.U., Pfd. (France)(d)				1,220,502	461,478
Surface Transport–2.24%
Commercial Barge Line Co., Series B, Pfd.(d)				42,058	3,468,523
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(d)(g)				29,536	2,435,834
					5,904,357
Total Preferred Stocks (Cost $9,776,960)					6,711,987
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–1.36%
Aerospace & Defense–0.33%
Rand Parent LLC (o)	8.50%	02/15/2030		$890	877,758
Building & Development–0.09%
Signal Parent, Inc. (o)	6.13%	04/01/2029		564	231,240
Business Equipment & Services–0.34%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (o)	9.00%	08/01/2029		875	894,906
Food Products–0.52%
Teasdale Foods, Inc., 16.25% PIK Rate (d)(e)(i)	16.25%	06/18/2026		3,157	656,622
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–(continued)
Viking Baked Goods Acquisition Corp.(o)	8.63%	11/01/2031	$762	$720,319
				1,376,941
Health Care–0.08%
Organon & Co./Organon Foreign Debt Co-Issuer B.V. (o)	6.75%	05/15/2034	230	214,260
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,172,154)				3,595,105
Asset-Backed Securities–1.00%
Structured Products–1.00%
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%) (o)(p)	12.51%	07/15/2036	2,000	2,027,732
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%)(o)(p)	9.30%	03/20/2038	600	601,753
Total Asset-Backed Securities (Cost $2,600,000)				2,629,485
TOTAL INVESTMENTS IN SECURITIES–122.65% (Cost $373,333,769)				323,579,633
BORROWINGS–(20.56)%				(54,250,000)
OTHER ASSETS LESS LIABILITIES–(2.09)%				(5,515,167)
NET ASSETS–100.00%				$263,814,466
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at May 31, 2025 was $68,794,928, which represented 26.08% of the Fund’s Net Assets.
(h)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Acquired as part of a bankruptcy restructuring.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $713,901, which represented less than 1% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $35,770,668, which represented 13.56% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities.
	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,223,921	$(11,223,921)	$-	$-	$-	$7,884
Invesco Treasury Portfolio, Institutional Class	-	7,482,613	(7,482,613)	-	-	-	5,216
Total	$-	$18,706,534	$(18,706,534)	$-	$-	$-	$13,100
The aggregate value of securities considered illiquid at May 31, 2025 was $226,777,173, which represented 85.96% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	USD	16,736	SEK	160,442	$26
06/30/2025	BNP Paribas S.A.	EUR	18,954,631	USD	21,652,991	93,654
07/31/2025	BNP Paribas S.A.	EUR	19,114,062	USD	21,791,430	5,835
07/31/2025	BNP Paribas S.A.	GBP	2,609,538	USD	3,526,490	9,656
07/31/2025	Canadian Imperial Bank of Commerce	EUR	19,403,669	USD	22,137,258	21,578
07/31/2025	Canadian Imperial Bank of Commerce	GBP	2,649,076	USD	3,578,769	8,650
07/31/2025	Canadian Imperial Bank of Commerce	SEK	10,439,945	USD	1,098,352	5,445
06/30/2025	Morgan Stanley and Co. International PLC	EUR	19,260,616	USD	21,998,569	91,199
07/31/2025	Morgan Stanley and Co. International PLC	GBP	31,362	USD	42,339	73
07/31/2025	Royal Bank of Canada	EUR	19,403,669	USD	22,117,757	2,078
06/30/2025	State Street Bank & Trust Co.	EUR	18,954,631	USD	21,638,038	78,701
07/31/2025	State Street Bank & Trust Co.	GBP	2,649,076	USD	3,582,041	11,921
07/31/2025	State Street Bank & Trust Co.	USD	10,757	SEK	103,155	42
Subtotal—Appreciation						328,858
Currency Risk
06/30/2025	Barclays Bank PLC	GBP	2,729,289	USD	3,637,576	(40,196)
07/31/2025	Barclays Bank PLC	USD	1,140,694	EUR	1,000,000	(926)
06/30/2025	BNP Paribas S.A.	USD	21,746,034	EUR	19,114,062	(5,357)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/30/2025	BNP Paribas S.A.	USD	3,526,009	GBP	2,609,538	$(9,605)
06/30/2025	Canadian Imperial Bank of Commerce	EUR	751,522	USD	840,366	(14,429)
06/30/2025	Canadian Imperial Bank of Commerce	GBP	20,785	USD	27,695	(313)
06/30/2025	Canadian Imperial Bank of Commerce	USD	22,091,077	EUR	19,403,669	(20,996)
06/30/2025	Canadian Imperial Bank of Commerce	USD	3,578,294	GBP	2,649,076	(8,610)
06/30/2025	Canadian Imperial Bank of Commerce	USD	1,093,154	SEK	10,411,032	(5,436)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	355,348	USD	404,771	(242)
06/30/2025	Goldman Sachs International	SEK	30,971	USD	3,212	(24)
06/30/2025	Morgan Stanley and Co. International PLC	GBP	2,578,808	USD	3,435,605	(39,390)
06/30/2025	Royal Bank of Canada	SEK	10,540,502	USD	1,094,166	(7,079)
06/30/2025	Royal Bank of Canada	USD	22,071,673	EUR	19,403,669	(1,592)
06/30/2025	State Street Bank & Trust Co.	GBP	2,578,808	USD	3,433,994	(41,001)
06/30/2025	State Street Bank & Trust Co.	USD	3,581,564	GBP	2,649,076	(11,881)
Subtotal—Depreciation						(207,077)
Total Forward Foreign Currency Contracts						$121,781

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$99,058,505	$143,361,656	$242,420,161
Common Stocks & Other Equity Interests	2,750,129	4,810,805	30,459,261	38,020,195
Non-U.S. Dollar Denominated Bonds & Notes	—	28,567,884	1,634,816	30,202,700
Preferred Stocks	—	—	6,711,987	6,711,987
U.S. Dollar Denominated Bonds & Notes	—	2,938,483	656,622	3,595,105
Asset-Backed Securities	—	2,629,485	—	2,629,485
Total Investments in Securities	2,750,129	138,005,162	182,824,342	323,579,633
Other Investments - Assets*
Investments Matured	—	—	13,969,172	13,969,172
Forward Foreign Currency Contracts	—	328,858	—	328,858
	—	328,858	13,969,172	14,298,030
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(207,077)	—	(207,077)
Total Other Investments	—	121,781	13,969,172	14,090,953
Total Investments	$2,750,129	$138,126,943	$196,793,514	$337,670,586

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/25
Variable Rate Senior Loan Interests	$167,898,515	$7,450,600	$(34,702,875)	$298,119	$(138,152)	$(1,911,042)	$5,586,844	$(1,120,353)	$143,361,656
Common Stocks & Other Equity Interests	24,296,272	2,019,927	(95,430)	—	—	4,238,492	—	—	30,459,261
Investments Matured	36,723	13,932,449	—	—	—	—	—	—	13,969,172
Preferred Stocks	8,238,843	—	—	—	—	(1,526,856)	—	—	6,711,987
Non-U.S. Dollar Denominated Bonds & Notes	1,494,500	—	(1,016)	29,335	1,016	110,981	—	—	1,634,816
U.S. Dollar Denominated Bonds & Notes	1,356,019	123,240	—	6,049	—	(828,686)	—	—	656,622
Total	$203,320,872	$23,526,216	$(34,799,321)	$333,503	$(137,136)	$82,889	$5,586,844	$(1,120,353)	$196,793,514

*	Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$143,361,656	Comparable Companies	EBITDA Multiple	6.50x - 11.50x	8.18x
		Discounted Cash Flow Model	Discount Rate	8.80% - 17.65%	13.46%
Common Stocks & Other Equity Interests	30,459,261	Comparable Companies	EBITDA Multiple	3.50x - 5.50x	4.69x
		Discounted Cash Flow Model	Discount Rate	10.70%	-
			EBITDA Multiple	8.40x	-
Preferred Stocks	6,711,987	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	1,634,816	Expected Recovery	Anticipated Proceeds	89.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	656,62	Comparable Companies	EBITDA Multiple	10.50x	-
Investments Matured	13,969,172	Expected Recovery	Anticipated Proceeds	41.00% of Par	-
Total	$196,793,514
Invesco Dynamic Credit Opportunity Fund